Accrued Expenses and Other Liabilities - Other Long Term Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities, Other than Long-term Debt, Noncurrent
Deferred rent	$ 9,515	$ 364	$ 523
Accrued other expense	236	84	59
Total accrued expenses and other liabilities	$ 9,751	$ 448	$ 582